CONSOLIDATED INCOME STATEMENT € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 EUR (€) € / shares	Dec. 31, 2015 EUR (€) € / shares
CONSOLIDATED INCOME STATEMENTS
Cloud subscriptions and support	$ 4,531	€ 3,769	€ 2,993	€ 2,286
Software licenses	5,857	4,872	4,860	4,835
Software support	13,114	10,908	10,571	10,093
Software licenses and support	18,971	15,780	15,431	14,928
Cloud and software	23,502	19,549	18,424	17,214
Services	4,702	3,911	3,638	3,579
Total revenue	28,205	23,461	22,062	20,793
Cost of cloud subscriptions and support	(1,995)	(1,660)	(1,313)	(1,022)
Cost of software licenses and support	(2,686)	(2,234)	(2,182)	(2,291)
Cost of cloud and software	(4,681)	(3,893)	(3,495)	(3,313)
Cost of services	(3,796)	(3,158)	(3,089)	(2,932)
Total cost of revenue	(8,477)	(7,051)	(6,583)	(6,245)
Gross profit	19,728	16,410	15,479	14,548
Research and development	(4,030)	(3,352)	(3,044)	(2,845)
Sales and marketing	(8,324)	(6,924)	(6,265)	(5,782)
General and administration	(1,292)	(1,075)	(1,005)	(1,048)
Restructuring	(219)	(182)	(28)	(621)
Other operating income/expense, net	1	1	(3)	1
Total operating expenses	(22,341)	(18,584)	(16,928)	(16,541)
Operating profit	5,864	4,877	5,135	4,252
Other non-operating income/expense, net	(44)	(36)	(234)	(256)
Finance income	557	463	230	241
Finance costs	(334)	(278)	(268)	(246)
Financial income, net	223	185	(38)	(5)
Profit before tax	6,043	5,026	4,863	3,991
Income tax expense	(1,167)	(970)	(1,229)	(935)
Profit after tax	4,876	4,056	3,634	3,056
Attributable to owners of parent	4,830	4,018	3,646	3,064
Attributable to non-controlling interests	$ 46	€ 38	€ (13)	€ (8)
Earnings share, basic (in Euro per share) | (per share)	$ 4.03	€ 3.36	€ 3.04	€ 2.56
Earnings per share, diluted (in Euro per share) | (per share)	$ 4.03	€ 3.35	€ 3.04	€ 2.56